Stock Award Plans and Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement [Abstract]
Shares, Beginning balance			24,125	12,300	12,300	8,211
Shares, Granted	150	1,366	6,033	9,266	12,506	7,020
Shares, Forfeited or cancelled					(454)	(261)
Shares, Expired					(188)
Shares, Exercised			(330)		(39)	(2,670)
Shares, Ending balance					24,125	12,300	8,211
Weighted average exercise price, Beginning balance			$ 72.60	$ 52.96	$ 52.96	$ 15.40
Shares, Options exercisable					11,223	4,728
Weighted average exercise price, Granted					$ 92.10	$ 79.70
Weighted average exercise price, Forfeited or cancelled					93.30	29.15
Weighted average exercise price, Expired					50.70
Weighted average exercise price, Exercised					116.10	10.10
Weighted average exercise price, Ending balance					72.60	52.96	$ 15.40
Weighted average exercise price, Options exercisable					$ 58.50	$ 20.72
Weighted average remaining life					8 years 6 months 3 days	8 years 7 months 24 days	7 years 1 month 6 days
Weighted average remaining life, Options exercisable					7 years 8 months 26 days	5 years 8 months 4 days
Intrinsic value, Beginning balance					$ 157,260	$ 732,399	$ 132,121
Intrinsic value, Options exercisable					$ 141,506	$ 99,879